CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Integrated Telecommunication Services – 0.9%
Deutsche Telekom AG, Registered Shares(A)	1,395	$23,409

Total Communication Services - 0.9%		23,409
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.1%
adidas AG(A)	99	26,137

Auto Parts & Equipment – 1.0%
Aptiv plc	308	24,010

Automobile Manufacturers – 0.9%
Subaru Corp.(A)	647	13,540
Suzuki Motor Corp.(A)	218	7,460

		21,000

General Merchandise Stores – 0.9%
Dollar Tree, Inc.(B)	251	23,294

Hotels, Resorts & Cruise Lines – 0.1%
Studio City International Holdings Ltd. ADR(B)(C)	203	3,229

Internet & Direct Marketing Retail – 2.7%
Amazon.com, Inc.(B)	24	67,089

Leisure Products – 0.0%
Media Group Holdings LLC, Series H(B)(D)(E)(F)(G)	640	—*
Media Group Holdings LLC, Series T(B)(D)(E)(F)(G)	80	—*

		—*

Restaurants – 0.6%
Compass Group plc(A)	1,127	15,500

Total Consumer Discretionary - 7.3%		180,259
Consumer Staples
Distillers & Vintners – 0.8%
Pernod Ricard S.A.(A)	118	18,626

Household Products – 1.0%
Procter & Gamble Co. (The)	205	24,518

Hypermarkets & Super Centers – 0.9%
Wal-Mart Stores, Inc.	191	22,876

Packaged Foods & Meats – 0.9%
Nestle S.A., Registered Shares(A)	205	22,699

Personal Products – 1.1%
Beiersdorf Aktiengesellschaft(A)(C)	239	27,160

Total Consumer Staples - 4.7%		115,879
Energy
Oil & Gas Exploration & Production – 0.5%
Canadian Natural Resources Ltd.	767	13,377

Oil & Gas Refining & Marketing – 1.4%
Reliance Industries Ltd.(A)	1,470	33,446

Reliance Industries Ltd.(A)	99	1,041

		34,487

Total Energy - 1.9%		47,864
Financials
Consumer Finance – 1.5%
ORIX Corp.(A)	2,893	35,924

Diversified Banks – 1.5%
BNP Paribas S.A.(A)	532	21,246
UniCredit S.p.A.(A)	1,509	13,923

		35,169

Investment Banking & Brokerage – 0.8%
Morgan Stanley	376	18,162

Life & Health Insurance – 2.5%
AIA Group Ltd.(A)	3,181	29,764
Ping An Insurance (Group) Co. of China Ltd., H Shares(A)	3,284	32,739

		62,503

Mortgage REITs – 0.1%
AGNC Investment Corp.	187	2,414

Other Diversified Financial Services – 0.9%
Citigroup, Inc.	434	22,152

Thrifts & Mortgage Finance – 0.8%
Housing Development Finance Corp. Ltd.(A)	863	20,059

Total Financials - 8.1%		196,383
Health Care
Biotechnology – 0.9%
Sarepta Therapeutics, Inc.(B)	142	22,769

Health Care Equipment – 2.6%
Koninklijke Philips Electronics N.V., Ordinary Shares(A)	509	23,722
Zimmer Holdings, Inc.	336	40,139

		63,861

Managed Health Care – 0.8%
Anthem, Inc.	77	20,276

Pharmaceuticals – 2.9%
GlaxoSmithKline plc(A)	1,232	24,890
Merck & Co., Inc.	296	22,893
Merck KGaA(A)	219	25,447

		73,230

Total Health Care - 7.2%		180,136
Industrials
Aerospace & Defense – 1.7%
Airbus SE(A)	289	20,679
Northrop Grumman Corp.	70	21,645

		42,324

Construction & Engineering – 1.6%
Larsen & Toubro Ltd.(A)	1,266	15,889
Vinci(A)D)	256	23,742

		39,631

Construction Machinery & Heavy Trucks – 0.7%
Caterpillar, Inc.	141	17,821

Electrical Components & Equipment – 1.1%
Schneider Electric S.A.(A)	249	27,699

Industrial Machinery – 1.4%
Ingersoll-Rand, Inc.(B)	1,266	35,600

Railroads – 2.2%
Kansas City Southern	146	21,776
Union Pacific Corp.	188	31,868

		53,644

Trading Companies & Distributors – 1.0%
Ferguson plc(A)	296	24,169

Total Industrials - 9.7%		240,888
Information Technology
Application Software – 3.3%
Adobe, Inc.(B)	101	43,779
Intuit, Inc.(H)	128	37,966

		81,745

Data Processing & Outsourced Services – 3.3%
Fiserv, Inc.(B)	341	33,334
Visa, Inc., Class A	256	49,461

		82,795

Electronic Equipment & Instruments – 1.1%
Keyence Corp.(A)	67	28,161

Internet Services & Infrastructure – 0.7%
VeriSign, Inc.(B)	80	16,553

IT Consulting & Other Services – 0.7%
Garter, Inc., Class A(B)	136	16,464

Semiconductor Equipment – 1.6%
ASML Holding N.V., Ordinary Shares(A)	108	39,332

Semiconductors – 3.9%
QUALCOMM, Inc.(H)	351	32,020
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	6,011	64,189

		96,209

Systems Software – 3.0%
Microsoft Corp.	367	74,719

Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	82	30,058
Samsung Electronics Co. Ltd.(A)	582	25,770

		55,828

Total Information Technology - 19.9%		491,806
Materials
Diversified Metals & Mining – 0.6%
Glencore International plc(A)	6,453	13,747

Gold – 1.0%
Barrick Gold Corp.	966	26,020

Total Materials - 1.6%		39,767
Utilities
Electric Utilities – 1.2%
E.ON AG(A)	2,709	30,579

Total Utilities - 1.2%		30,579
TOTAL COMMON STOCKS – 62.5%		$1,546,970
(Cost: $1,881,500)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
AGNC
Investment Corp., Call $14.00, Expires 9-18-20, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	7,596	760	311

TOTAL PURCHASED OPTIONS – 0.0%			$311
(Cost: $517)

CORPORATE DEBT SECURITIES		Principal
Communication Services
Cable & Satellite – 0.4%
Altice France Holding S.A., 10.500%, 5-15-27(I)		$9,387	10,340

Integrated Telecommunication Services – 1.3%
AT&T, Inc.:
2.750%, 6-1-31		3,913	4,048
3.650%, 6-1-51		2,347	2,448
Frontier Communications Corp.:
7.625%, 4-15-24(J)		7,881	2,601
6.875%, 1-15-25(J)		23,633	7,036
11.000%, 9-15-25(J)		21,820	7,528
9.000%, 8-15-31(J)		7,881	2,384
West Corp., 8.500%, 10-15-25(I)		6,325	5,028

			31,073

Interactive Media & Services – 0.2%
Tencent Holdings Ltd., 3.240%, 6-3-50(I)		3,910	3,917

Total Communication Services - 1.9%			45,330
Consumer Discretionary
Automobile Manufacturers – 0.3%
Ford Motor Co.:
8.500%, 4-21-23		3,919	4,144
9.000%, 4-22-25		3,919	4,238

			8,382

Casinos & Gaming – 0.0%
Sands China Ltd., 3.800%, 1-8-26(I)		550	565

General Merchandise Stores – 0.1%
Dollar General Corp., 3.500%, 4-3-30		1,960	2,196

Hotels, Resorts & Cruise Lines – 0.1%
Carnival Corp., 11.500%, 4-1-23(I)		1,568	1,693

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.:
1.500%, 6-3-30		3,910	3,965
2.500%, 6-3-50		782	791

			4,756

Total Consumer Discretionary - 0.7%			17,592
Consumer Staples
Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):

3.500%, 6-1-30	3,140	3,530
4.500%, 6-1-50	1,568	1,870

		5,400

Tobacco – 0.5%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 5.950%, 2-14-49	6,433	8,434
B.A.T. Capital Corp. (GTD by British American Tobacco plc, B.A.T. Netherlands Finance B.V., B.A.T. International Finance B.V. and Reynolds American, Inc.), 4.906%, 4-2-30	2,353	2,763

		11,197

Total Consumer Staples - 0.7%		16,597
Energy
Integrated Oil & Gas – 1.2%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.), 5.600%, 1-3-31	6,256	6,284
Petroleos Mexicanos:
6.490%, 1-23-27(I)	16,526	15,087
6.840%, 1-23-30(I)	4,767	4,180
Petronas Capital Ltd.:
3.500%, 4-21-30(I)	1,568	1,742
4.550%, 4-21-50(I)	1,576	1,995

		29,288

Oil & Gas Exploration & Production – 0.6%
Laredo Petroleum, Inc.:
9.500%, 1-15-25	10,259	7,091
10.125%, 1-15-28(C)	11,436	7,891

		14,982

Oil & Gas Storage & Transportation – 1.1%
Energy Transfer Operating L.P.:
3.750%, 5-15-30	3,158	3,121
6.750%, 5-15-68	11,100	9,316
7.125%, 5-15-68	11,100	9,490
Energy Transfer Partners L.P., 6.250%, 2-15-68	7,000	5,372

		27,299

Total Energy - 2.9%		71,569
Financials
Diversified Banks – 6.7%
Banco de Credito del Peru, 3.125%, 7-1-30(I)	1,562	1,549
Banco Santander S.A.:
5.375%, 4-17-25(I)	4,116	4,505
2.746%, 5-28-25	2,346	2,430
3.490%, 5-28-30	1,564	1,674
Bank of New York Mellon Corp. (The), 4.700%, 9-20-68	1,565	1,628
Barclays plc:
7.875%, 12-29-49(C)	27,732	28,148
8.000%, 9-15-68	7,987	8,276
BNP Paribas S.A., 2.219%, 6-9-26(I)	300	307
Credit Agricole S.A., 1.907%, 6-16-26(I)	2,343	2,375
HSBC Holdings plc:
2.848%, 6-4-31	3,914	4,003
6.875%, 12-29-49	3,911	3,968
ING Groep N.V., 6.875%, 12-29-49(C)	10,519	10,893
Royal Bank of Scotland Group plc (The), 8.625%, 12-29-49	19,098	19,857
Societe Generale Group, 7.375%, 12-29-49(I)	26,209	26,437
Societe Generale S.A., 3.653%, 7-8-35(I)	11,716	11,716
Standard Chartered plc, 7.500%, 12-29-49(I)	14,224	14,682

UniCredit S.p.A.:
5.861%, 6-19-32(I)	15,300	15,884
5.459%, 6-30-35(I)	9,547	9,622

		167,954

Diversified Capital Markets – 1.5%
Credit Suisse Group AG:
2.193%, 6-5-26(I)	2,346	2,375
6.375%, 2-21-68(I)	4,768	4,842
7.500%, 6-11-68(I)	10,148	10,909
7.125%, 7-29-68	18,635	19,203

		37,329

Investment Banking & Brokerage – 0.3%
Charles Schwab Corp. (The), 5.375%, 9-1-68	3,917	4,184
Macquarie Bank Ltd., 3.624%, 6-3-30(I)	3,128	3,277

		7,461

Life & Health Insurance – 0.1%
AIA Group Ltd., 3.375%, 4-7-30(I)	1,960	2,135

Multi-Line Insurance – 0.7%
Athene Holding Ltd., 6.150%, 4-3-30	15,687	18,053

Other Diversified Financial Services – 0.6%
Grupo Aval Ltd., 4.375%, 2-4-30(I)	6,311	6,027
JPMorgan Chase & Co., 2.956%, 5-13-31	1,224	1,302
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19(I)(J)(K)	15,456	6,955

		14,284

Specialized Finance – 0.2%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
4.500%, 9-15-23	3,645	3,645
6.500%, 7-15-25	1,564	1,639

		5,284

Total Financials - 10.1%		252,500
Health Care
Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.), 2.800%, 7-21-23	4,000	3,780

Total Health Care - 0.2%		3,780
Industrials
Aerospace & Defense – 1.5%
Boeing Co. (The):
4.875%, 5-1-25	3,917	4,265
5.150%, 5-1-30	10,953	12,220
5.805%, 5-1-50	3,917	4,622
Wolverine Escrow LLC:
8.500%, 11-15-24(I)	7,920	5,188
9.000%, 11-15-26(I)	7,919	5,187
13.125%, 11-15-27(I)	7,919	5,147

		36,629

Air Freight & Logistics – 0.3%
FedEx Corp.:
4.250%, 5-15-30	3,919	4,475
5.250%, 5-15-50	2,744	3,350

		7,825

Airlines – 0.2%
Aerovias de Mexico S.A. de C.V. (GTD by Grupo Aeromexico S.A.B. de C.V.), 7.000%, 2-5-25(I)(J)	9,663	2,223
Southwest Airlines Co., 5.250%, 5-4-25	1,958	2,065

		4,288

Total Industrials - 2.0%		48,742
Information Technology
IT Consulting & Other Services – 0.2%
Atento Luxco 1 S.A., 6.125%, 8-10-22(I)	2,968	2,404
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
3.625%, 5-15-25(I)	1,174	1,279
4.375%, 5-15-30(I)	1,174	1,323

		5,006

Semiconductors – 0.3%
Broadcom, Inc.:
4.700%, 4-15-25(I)	1,959	2,206
5.000%, 4-15-30(I)	3,919	4,503
Microchip Technology, Inc., 4.250%, 9-1-25(I)	1,955	1,971

		8,680

Total Information Technology - 0.5%		13,686
Materials
Construction Materials – 0.2%
Hillman Group, Inc. (The), 6.375%, 7-15-22(I)	3,921	3,619

Steel – 0.4%
CSN Resources S.A., 7.625%, 2-13-23(I)	11,040	10,240

Total Materials - 0.6%		13,859

TOTAL CORPORATE DEBT SECURITIES – 19.6%		$483,655
(Cost: $524,881)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 1.5%
Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1 (Mortgage spread to 3-year U.S. Treasury index), 4.125%, 7-25-58(I)(L)	5,978	6,120
Ellington Financial Mortgage Trust, Series 2018-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 5.574%, 10-25-58(I)(L)	5,708	5,741
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 4.800%, 1-25-59(I)(L)	4,200	4,083
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F, 6.250%, 11-15-26	2,318	2,320
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 5.694%, 10-25-58(I)(L)	7,900	7,319

Verus Securitization Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 5.311%, 2-25-59(I)(L)	12,800	11,294

		36,877

TOTAL MORTGAGE-BACKED SECURITIES – 1.5%		$36,877
(Cost: $39,592)

OTHER GOVERNMENT SECURITIES(M)
Argentina - 1.0%
Province of Buenos Aires, 7.875%, 6-15-27 (I)(J)	7,000	2,870
Province of Mendoza, 8.375%, 5-19-24	15,788	8,210
Republic of Argentina:
4.625%, 1-11-23 (J)	24,469	10,240
6.875%, 1-26-27 (J)	3,000	1,206
5.875%, 1-11-28 (J)	7,900	3,168

		25,694

Columbia - 0.1%
Republic of Columbia, 3.125%, 4-15-31	1,173	1,163

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$26,857
(Cost: $57,847)

LOANS(L)
Communication Services
Integrated Telecommunication Services – 0.8%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	23,224	19,730

Total Communication Services - 0.8%		19,730

Consumer Discretionary
Specialty Stores – 0.4%
Staples, Inc. (ICE LIBOR plus 500 bps), 5.687%, 4-12-26	12,714	10,903

Total Consumer Discretionary - 0.4%		10,903
Energy
Oil & Gas Storage & Transportation – 0.4%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.370%, 3-1-26	11,382	8,688

Total Energy - 0.4%		8,688
Financials
Other Diversified Financial Services – 0.0%
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.250%, 7-20-20	68	68
3.500%, 7-20-20	42	43

		111

Property & Casualty Insurance – 0.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.678%, 2-28-25	20,890	18,017

Total Financials - 0.7%		18,128

Health Care
Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	10,371	9,071

Health Care Services – 0.4%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.678%, 4-30-25	9,678	8,585

Total Health Care - 0.8%		17,656
Materials
Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 5.072%, 5-31-25	19,247	17,996

Total Materials - 0.7%		17,996

TOTAL LOANS – 3.8%		$93,101
(Cost: $106,404)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 1.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 4.500%, 1-15-43(N)	20,120	3,121
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps), 5.965%, 11-15-47(L)(N)	11,341	1,753
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40(N)	9,772	1,601
4.500%, 5-25-47(N)	7,297	1,205
5.000%, 3-25-49(N)	7,387	1,124
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps), 5.436%, 6-25-45(L)(N)	15,738	3,548
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
5.936%, 4-25-45(L)(N)	7,664	1,910
5.916%, 4-25-46(L)(N)	18,064	3,558
5.916%, 8-25-46(L)(N)	19,009	3,971
6.066%, 6-25-48(L)(N)	41,486	9,000

		30,791

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$30,791
(Cost: $31,324)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Notes, 0.625%, 1-15-26	17,584	19,059

Treasury Obligations - 1.7%
U.S. Treasury Bonds:
2.750%, 8-15-47	25,184	32,890
3.000%, 2-15-49	6,409	8,843

		41,733

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.5%		$60,792
(Cost: $48,924)

BULLION – 7.0%	Troy Ounces
Gold	97	173,262

(Cost: $114,351)

SHORT-TERM SECURITIES	Shares
Money Market Funds(P) - 1.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(O)	26,988	26,988
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	13,553	13,554

		40,542

TOTAL SHORT-TERM SECURITIES – 1.6%		$40,542
(Cost: $40,542)

TOTAL INVESTMENT SECURITIES – 100.8%		$2,493,158
(Cost: $2,845,882)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(19,280)

NET ASSETS – 100.0%		$2,473,878

Notes to Consolidated Schedule of Investments

* Not shown due to rounding.

(A)  Listed on an exchange outside the United States.

(B)  No dividends were paid during the preceding 12 months.

(C)  All or a portion of securities with an aggregate value of $25,814 are on loan.

(D)  Restricted securities. At June 30, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$447,313	$	—*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,531		—*

			$615,844	$	—*

The total value of these securities represented 0.0% of net assets at June 30, 2020.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 5 of the Notes to Financial Statements.
(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(G)	Securities whose value was determined using significant unobservable inputs.
(H)	All or a portion of securities with an aggregate value of $21,608 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(I)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $250,861 or 10.1% of net assets.
(J)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(N)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(O)	Investment made with cash collateral received from securities on loan.
(P)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following written options were outstanding at June 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
AGNC Investment Corp.	Morgan Stanley & Co., Inc.	Put	7,596	759	September 2020	$10.00	$506	$(182)
	Morgan Stanley & Co., Inc.	Call	7,596	760	September 2020	17.00	114	(42)

							$620	$(224)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Communication Services	$—	$23,409	$—
Consumer Discretionary	117,622	62,637	—	*
Consumer Staples	47,394	68,485	—
Energy	14,418	33,446	—
Financials	42,728	153,655	—
Health Care	129,799	50,337	—
Industrials	128,710	112,178	—
Information Technology	334,354	157,452	—
Materials	26,020	13,747	—
Utilities	—	30,579	—

Total Common Stocks	$841,045	$705,925	$—	*
Purchased Options	—	311	—
Corporate Debt Securities	—	483,655	—
Mortgage-Backed Securities	—	36,877	—
Other Government Securities	—	26,857	—
Loans	—	93,101	—
United States Government Agency Obligations	—	30,791	—
United States Government Obligations	—	60,792	—
Bullion	173,262	—	—
Short-Term Securities	40,542	—	—

Total	$1,054,849	$1,438,309	$—	*

Liabilities
Written Options	$—	$224	$—

During the period ended June 30, 2020, there were no transfers in or out of Level 3.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2020 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets

Ivy ASF II, Ltd.	1-31-13	4-10-13	$2,473,878	167,332	6.76%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$2,473,878	159	0.01%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,845,882

Gross unrealized appreciation	492,133
Gross unrealized depreciation	(844,857)

Net unrealized depreciation	$(352,724)